Intangible Assets Other than Goodwill	12 Months Ended
Dec. 31, 2017
Disclosure Of Intangible Assets [Abstract]
Intangible Assets Other than Goodwill
13.	INTANGIBLE ASSETS OTHER THAN GOODWILL.

The following table presents intangible assets as of December 31, 2017 and 2016:

	As of December 31,
	2017	2016
Intangible Assets, Net	ThCh$	ThCh$
Intangible Assets, Net	55,170,904	44,470,750
Easements and water rights	12,608,950	12,564,076
Computer software	38,254,793	27,591,694
Other identifiable intangible assets	4,307,161	4,314,980

	2017	2016
Intangible Assets, Gross	ThCh$	ThCh$
Intangible Assets, Gross	118,593,240	101,092,918
Easements and water rights	14,598,701	14,553,826
Computer software	93,260,355	75,793,919
Other identifiable intangible assets	10,734,184	10,745,173

	2017	2016
Intangible Assets, Amortization and Impairment	ThCh$	ThCh$
Accumulated Amortization and Impairment, Total	(63,422,336)	(56,622,168)
Easements and water rights	(1,989,751)	(1,989,750)
Computer software	(55,005,562)	(48,202,225)
Other identifiable intangible assets	(6,427,023)	(6,430,193)

The reconciliations of the carrying amounts of intangible assets at December 31, 2017 and 2016 are as follows:

	Easements	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2017	12,564,076	27,591,694	4,314,980	44,470,750
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	295,588	17,466,436	—	17,762,024
Increase (decrease) from exchange differences, net	—	—	(115)	(115)
Amortization (1)	—	(6,803,337)	(7,704)	(6,811,041)
Increases (decreases) from transfers and other changes	(250,714)	—	—	(250,714)
Increases (decreases) from transfers	(250,714)	—	—	(250,714)
Total changes in identifiable intangible assets	44,874	10,663,099	(7,819)	10,700,154
Closing balance December 31, 2017	12,608,950	38,254,793	4,307,161	55,170,904

	Easements	Computer Software	Other Identifiable Intangible Assets	Intangibles Assets, Net
Changes in Intangible Assets	ThCh$	ThCh$	ThCh$	ThCh$
Opening balance January 1, 2016	14,575,473	27,824,092	479,761	42,879,326
Changes in identifiable intangible assets
Increases (decreases) other than from business combinations	540,052	5,690,091	3,851,635	10,081,778
Increase (decrease) from exchange differences, net	—	—	2,897	2,897
Amortization (1)	—	(5,815,030)	(18,961)	(5,833,991)
Increases (decreases) from transfers and other changes	352	—	(352)	—
Increases (decreases) from transfers	352	—	(352)	—
Increases (decreases) from other changes	—	—	—	—
Disposals and removals from service	(2,549,926)	—	—	(2,549,926)
Disposals	(2,549,926)	—	—	(2,549,926)
Removals from service	—	—	—	—
Other increases (decreases)	(1,875)	(107,459)	—	(109,334)
Total changes in identifiable intangible assets	(2,011,397)	(232,398)	3,835,219	1,591,424
Closing balance December 31, 2016	12,564,076	27,591,694	4,314,980	44,470,750

(1) See Note 28.

(2) See Note 15.e).ix)

According to the Group management’s estimates and projections, the expected future cash flows attributable to intangible assets allow the recovery of the carrying amount of these assets recorded as of December 31, 2017 (See Note 3.e).

As of December 31, 2017 and 2016, there are no significant intangible assets with an indefinite useful life.